Summary Of Significant Accounting Policies (Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Coin Counting Kiosks [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	10 years
Coin Counting Kiosks [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	2 years
Redbox Kiosks [Member] | Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	7 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years
Leased Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	6 years
Leased Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	11 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	1 year